Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2015
Variable Interest Entity, Measure of Activity [Abstract]
Summary of Sale and Leaseback Arrangements
The following table gives a summary of the sale and leaseback arrangements and repurchase options, as of December 31, 2015:

Unit	Effective from	Sale value (In $ millions)	First repurchase option (In $ millions)	Month of first repurchase option	Last repurchase option * (In $ millions)	Month of last repurchase Option *
West Taurus	Nov 2008	850	418	February 2015	149	November 2023
West Hercules	Oct 2008	850	580	August 2011	135	August 2023
West Linus	June 2013	600	370	June 2018	170	June 2028

* Ship Finance has a right to require the Company to purchase the West Linus rig on the 15th anniversary for the price of $100 million if the Company doesn’t exercise the final repurchase option.

Summary of the Bareboat Charter Rates per Day Based on Base LIBOR Interest Rate for the Next Five Years
A summary of the average bareboat charter rates per day for each unit is given below for the respective years.

	(In US$ thousands)
	2015	2016	2017	2018	2019	2020
West Taurus	186	165	158	158	144	143
West Hercules	190	179	170	166	143	141
West Linus	222	222	222	222	173	140

Assets and Liabilities in the Statutory Accounts of the VIEs
The assets and liabilities in the statutory accounts of the VIEs as at December 31, 2015 and as at December 31, 2014 are as follows:

(In US$ millions)	December 31, 2015			December 31, 2014
	SFL Deepwater Limited	SFL Hercules Limited	SFL Linus Limited	SFL West Polaris Limited *	SFL Deepwater Ltd.	SFL Hercules Limited	SFL Linus Limited
Name of unit	West Taurus	West Hercules	West Linus	West Polaris	West Taurus and West Hercules	West Hercules	West Linus
Investment in finance lease	394	394	530	N/A	429	426	574
Amount due from related parties	4	5	—	N/A	45	5	14
Other assets	2	2	—	N/A	13	10	—
Total assets	400	401	530	N/A	487	441	588

Short-term interest bearing debt	23	28	51	N/A	32	28	51
Long-term interest bearing debt	198	229	302	N/A	271	256	400
Other liabilities	3	1	2	N/A	6	1	3
Short-term debt due to related parties	—	—	23	N/A	—	—	—
Long-term debt due to related parties	137	125	125	N/A	145	145	125
Total liabilities	361	383	503	N/A	454	430	579
Equity	39	18	27	N/A	33	11	9

Book value of units in the Company's consolidated accounts	434	571	559	N/A	450	603	581

* Refer to “West Polaris acquisition” discussion below.